Average Annual Total Returns - T.Rowe Price Small Cap Growth Portfolio	Apr. 30, 2021
MSCIUSSmallCapGrowthIndexreflectsnodeductionformutualfundfeesorexpenses [Member]
Average Annual Return:
1 Year	36.91%
5 Years	17.31%
10 Years	14.20%
Since Inception
Class A
Average Annual Return:
1 Year	24.34%
5 Years	16.27%
10 Years	14.83%
Since Inception
Class B
Average Annual Return:
1 Year	24.04%
5 Years	15.98%
10 Years	14.54%
Since Inception
Class E
Average Annual Return:
1 Year	24.20%
5 Years	16.09%
10 Years	14.66%
Since Inception
Class G
Average Annual Return:
1 Year	24.00%
5 Years	15.85%
10 Years
Since Inception	13.44%
Inception Date	Nov. 12, 2014